Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 28.1%
Alumina Ltd.	906,098	$1,500,418
Ausdrill Ltd.	229,836	233,289
BHP Group Ltd.	1,085,456	28,397,714
BHP Group PLC	778,829	17,518,276
BlueScope Steel Ltd.	197,795	1,444,425
Fortescue Metals Group Ltd.	509,255	2,840,340
Galaxy Resources Ltd.(a)(b)	140,161	152,464
Iluka Resources Ltd.	157,699	1,064,209
Independence Group NL	187,413	579,127
Jupiter Mines Ltd.	487,775	121,664
Kidman Resources Ltd.(a)	131,028	170,672
Lynas Corp. Ltd.(a)	243,977	515,570
Mineral Resources Ltd.	61,934	644,523
Mount Gibson Iron Ltd.	138,367	116,958
Orocobre Ltd.(a)(b)	82,698	182,778
OZ Minerals Ltd.	121,362	758,453
Pilbara Minerals Ltd.(a)(b)	517,310	258,061
Rio Tinto Ltd.	136,398	9,478,686
Sandfire Resources NL	59,965	255,513
Sims Metal Management Ltd.	64,977	426,783
South32 Ltd.	1,858,915	4,275,991
Syrah Resources Ltd.(a)(b)	124,584	114,371
Western Areas Ltd.	105,610	159,515

		71,209,800

Austria — 0.5%
voestalpine AG	42,602	1,109,457

Belgium — 0.1%
Bekaert SA	13,962	341,666

Brazil — 6.2%
Cia. Siderurgica Nacional SA	232,700	983,256
Vale SA	1,163,562	14,565,333

		15,548,589

Canada — 3.8%
Altius Minerals Corp.	14,499	129,021
ERO Copper Corp.(a)	22,733	279,139
First Quantum Minerals Ltd.	253,822	1,847,480
HudBay Minerals Inc.	87,352	429,038
Ivanhoe Mines Ltd., Class A(a)	204,776	493,801
Labrador Iron Ore Royalty Corp.	23,807	555,068
Largo Resources Ltd.(a)(b)	105,252	129,239
Lithium Americas Corp.(a)(b)	22,733	91,645
Lucara Diamond Corp.	111,696	125,585
Lundin Mining Corp.	244,156	1,090,837
Major Drilling Group International Inc.(a)	34,726	107,628
Stelco Holdings Inc.	12,709	145,995
Teck Resources Ltd., Class B	185,265	3,764,501
Trevali Mining Corp.(a)	259,550	54,717
Turquoise Hill Resources Ltd.(a)	303,047	358,662

		9,602,356

Chile — 0.1%
CAP SA	27,208	270,954

China — 1.9%
Aluminum Corp. of China Ltd., Class A(a)	196,900	114,167
Aluminum Corp. of China Ltd., Class H(a)	1,432,000	515,046
Angang Steel Co. Ltd., Class A	54,664	40,132
Angang Steel Co. Ltd., Class H	465,400	209,534

Security	Shares	Value

China (continued)
Baoshan Iron & Steel Co. Ltd., Class A	214,899	$195,274
China Hongqiao Group Ltd.	626,500	453,062
China Metal Recycling Holdings Ltd.(a)(c)	132,000	—
China Molybdenum Co. Ltd., Class A	107,400	62,428
China Molybdenum Co. Ltd., Class H	1,611,000	505,457
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	53,670	101,640
China Oriental Group Co. Ltd.	358,000	207,753
China Zhongwang Holdings Ltd.	644,400	307,384
Ganfeng Lithium Co. Ltd., Class A	17,900	63,202
Hesteel Co. Ltd., Class A	125,300	54,037
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	519,198	131,800
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	185,596	153,302
Jiangxi Copper Co. Ltd., Class H	537,000	670,518
Jinchuan Group International Resources Co. Ltd.(a)	895,000	76,481
Jinduicheng Molybdenum Co. Ltd., Class A	35,800	34,338
Maanshan Iron & Steel Co. Ltd., Class H	716,000	305,009
MMG Ltd.(a)	722,000	220,084
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	71,600	49,984
Shougang Fushan Resources Group Ltd.	1,074,000	223,278
Tiangong International Co. Ltd.	358,000	114,150
Tongling Nonferrous Metals Group Co. Ltd., Class A	179,000	62,221

		4,870,281

Egypt — 0.0%
Ezz Steel Co. SAE(a)	99,545	68,861

Finland — 0.1%
Outokumpu OYJ	113,844	333,901

France — 0.3%
APERAM SA	18,974	446,343
Eramet	3,401	191,845

		638,188

Germany — 1.1%
Aurubis AG	12,530	547,482
Salzgitter AG	14,320	371,331
thyssenkrupp AG(b)	148,928	1,881,133

		2,799,946

India — 2.2%
APL Apollo Tubes Ltd.	3,222	74,936
Hindalco Industries Ltd.	430,137	1,215,891
Jindal Saw Ltd.	53,342	67,547
Jindal Steel & Power Ltd.(a)	148,323	340,632
JSW Steel Ltd.	310,744	1,211,474
MOIL Ltd.	30,430	69,426
National Aluminium Co. Ltd.	192,425	139,574
Tata Steel Ltd., GDR(b)(d)	121,183	836,163
Vedanta Ltd.	347,618	800,819
Vedanta Ltd., ADR	93,259	861,713
Welspun Corp. Ltd.	20,342	41,536

		5,659,711

Indonesia — 0.1%
Aneka Tambang Tbk	3,078,838	156,396
Krakatau Steel Persero Tbk PT(a)	1,109,853	31,260
Timah Tbk PT	1,253,067	98,331

		285,987

Japan — 6.7%
Asahi Holdings Inc.	17,900	346,707
Daido Steel Co. Ltd.	12,600	443,887

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Dowa Holdings Co. Ltd.	17,900	$558,886
Hitachi Metals Ltd.	89,500	891,909
JFE Holdings Inc.	179,000	2,486,134
Kobe Steel Ltd.	125,300	776,670
Kyoei Steel Ltd.	17,900	296,424
Maruichi Steel Tube Ltd.	17,900	469,035
Mitsubishi Materials Corp.	35,800	934,114
Mitsui Mining & Smelting Co. Ltd.	17,900	379,185
Nakayama Steel Works Ltd.	17,900	77,980
Neturen Co. Ltd.	17,900	135,023
Nippon Denko Co. Ltd.	53,700	94,466
Nippon Light Metal Holdings Co. Ltd.	232,700	492,940
Nippon Steel Corp.	304,305	5,063,108
Sumitomo Metal Mining Co. Ltd.	89,500	2,359,189
Toho Titanium Co. Ltd.	17,900	177,887
Tokyo Steel Manufacturing Co. Ltd.	35,800	274,002
UACJ Corp.	17,938	284,827
Yamato Kogyo Co. Ltd.	17,900	492,446

		17,034,819

Malaysia — 0.2%
Press Metal Aluminium Holdings Bhd	519,100	554,962

Mexico — 1.3%
Grupo Mexico SAB de CV, Series B	1,288,800	3,214,196
Industrias CH SAB de CV, Series B(a)	1,089	3,467

		3,217,663

Netherlands — 1.7%
AMG Advanced Metallurgical Group NV(b)	10,919	276,569
ArcelorMittal	245,051	3,620,943
Constellium NV, Class A(a)	45,824	374,382

		4,271,894

Norway — 0.7%
Norsk Hydro ASA	497,978	1,741,892

Peru — 0.4%
Southern Copper Corp.	31,325	1,056,592

Poland — 0.6%
Boryszew SA(a)	7,330	7,671
Jastrzebska Spolka Weglowa SA(a)	20,227	264,319
KGHM Polska Miedz SA(a)	52,089	1,288,140

		1,560,130

Qatar — 0.0%
Qatar Aluminum Manufacturing Co.	20,792	57,083

Russia — 3.7%
Alrosa PJSC	952,282	1,288,641
Magnitogorsk Iron & Steel Works PJSC	841,300	576,720
Mechel PJSC, ADR(a)	38,664	70,369
MMC Norilsk Nickel PJSC	23,270	4,900,395
Novolipetsk Steel PJSC	443,920	1,174,314
Raspadskaya OJSC(a)	53,700	111,948
Severstal PJSC	75,180	1,196,117

		9,318,504

Saudi Arabia — 0.4%
Saudi Arabian Mining Co.(a)	75,359	959,482

South Africa — 1.5%
African Rainbow Minerals Ltd.(b)	40,096	454,325
Anglo American Platinum Ltd.	19,869	1,000,145

Security	Shares	Value

South Africa (continued)
Impala Platinum Holdings Ltd.(a)(b)	259,371	$1,033,386
Kumba Iron Ore Ltd.	23,628	717,467
Northam Platinum Ltd.(a)	134,608	520,678
Royal Bafokeng Platinum Ltd.(a)	36,547	71,550

		3,797,551

South Korea — 3.3%
Dongkuk Steel Mill Co. Ltd.(a)	20,406	108,978
Hyundai Steel Co.	29,356	1,005,731
Jenax Inc.(a)	6,050	83,569
KISWIRE Ltd.	1,969	37,531
Korea Zinc Co. Ltd.	3,043	1,116,627
Poongsan Corp.	6,802	141,078
POSCO	28,998	5,783,042
Seah Besteel Corp.	4,475	64,444
SeAH Steel Holdings Corp.	1	45
Young Poong Corp.	179	105,816

		8,446,861

Spain — 0.3%
Acerinox SA	61,576	580,776
Tubacex SA	40,454	121,941

		702,717

Sweden — 1.4%
Boliden AB	101,493	2,306,659
Granges AB	28,461	266,602
SSAB AB, Class A	81,266	249,249
SSAB AB, Class B	223,034	613,758

		3,436,268

Switzerland — 0.0%
Schmolz + Bickenbach AG, Registered(a)	172,914	78,906

Taiwan — 1.9%
China Metal Products	179,011	200,175
China Steel Corp.	4,296,612	3,302,734
Chung Hung Steel Corp.(a)	364,000	119,750
Feng Hsin Steel Co. Ltd.	179,000	362,955
Hsin Kuang Steel Co. Ltd.	179,000	175,532
TA Chen Stainless Pipe	358,610	499,700
Tung Ho Steel Enterprise Corp.	179,000	125,420
Yieh Phui Enterprise Co. Ltd.	399,887	117,009

		4,903,275

Turkey — 0.3%
Eregli Demir ve Celik Fabrikalari TAS	511,403	635,348
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	269,574	100,704
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	75,359	89,749

		825,801

United Kingdom — 20.1%
Anglo American PLC	388,072	9,268,936
Antofagasta PLC	146,064	1,441,127
Central Asia Metals PLC	64,977	178,945
Evraz PLC	183,833	1,362,414
Ferrexpo PLC	106,505	309,152
Glencore PLC	4,097,847	13,152,484
Hill & Smith Holdings PLC	29,535	448,944
KAZ Minerals PLC	94,691	608,439
Rio Tinto PLC	420,471	24,041,708

		50,812,149

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 9.4%
AK Steel Holding Corp.(a)(b)	118,319	$203,509
Alcoa Corp.(a)(b)	69,273	1,467,895
Allegheny Technologies Inc.(a)	46,361	992,589
Carpenter Technology Corp.	17,542	711,503
Century Aluminum Co.(a)(b)	20,585	115,070
Cleveland-Cliffs Inc.	107,400	934,380
Commercial Metals Co.	43,139	575,906
Compass Minerals International Inc.	12,530	639,155
Coronado Global Resources Inc.(e)	71,958	159,041
Freeport-McMoRan Inc.	534,494	5,189,937
Haynes International Inc.	4,475	130,357
Kaiser Aluminum Corp.	6,265	558,337
Materion Corp.	7,339	443,643
Nucor Corp.	112,412	5,395,776
Reliance Steel & Aluminum Co.	24,702	2,056,935
Ryerson Holding Corp.(a)	7,518	58,039
Schnitzer Steel Industries Inc., Class A	9,666	204,049
Steel Dynamics Inc.	82,519	2,075,353
SunCoke Energy Inc.(a)	22,554	165,546
TimkenSteel Corp.(a)	13,962	99,270
U.S. Steel Corp.	63,545	751,102
Warrior Met Coal Inc.	17,184	443,519
Worthington Industries Inc.	15,036	513,329

		23,884,240

Total Common Stocks — 98.4% (Cost: $293,713,903)		249,400,486

Preferred Stocks

Brazil — 1.0%
Bradespar SA, Preference Shares, NVS	89,500	701,934
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	17,900	104,855
Gerdau SA, Preference Shares, NVS	393,800	1,395,362

Security	Shares	Value

Brazil (continued)
Metalurgica Gerdau SA, Preference Shares, NVS	250,600	$414,850

		2,617,001

Total Preferred Stocks — 1.0% (Cost: $1,329,747)		2,617,001

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(f)(g)(h)	5,034,209	5,036,223
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	660,641	660,641

		5,696,864

Total Short-Term Investments — 2.3% (Cost: $5,695,903)		5,696,864

Total Investments in Securities — 101.7% (Cost: $300,739,553)		257,714,351

Other Assets, Less Liabilities — (1.7)%		(4,270,759)

Net Assets — 100.0%		$253,443,592

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	13,214,268	(8,180,059)	5,034,209	$5,036,223	$128,017	(a)	$1,471	$(992)
BlackRock Cash Funds: Treasury, SL Agency Shares	469,147	191,494	660,641	660,641	6,754		—	—

				$5,696,864	$134,771		$1,471	$(992)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Global Metals & Mining Producers ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$249,400,486	$—	$0	(a)	$249,400,486
Preferred Stocks	2,617,001	—	—		2,617,001
Money Market Funds	5,696,864	—	—		5,696,864

	$257,714,351	$—	$0	(a)	$257,714,351

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

4